Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of property and equipment
(1)    Property and equipment as of December 31, 2019 and 2018 are as follows:

	December 31, 2019
(In millions of won)	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	981,389	—	—	981,389
Buildings		1,715,619	(847,761)	(450)	867,408
Structures		910,049	(561,379)	(1,601)	347,069
Machinery		34,173,584	(26,198,631)	(33,742)	7,941,211
Other		2,084,463	(1,349,039)	(3,125)	732,299
Right-of-use assets		1,000,491	(291,095)	—	709,396
Construction in progress		755,508	—	—	755,508

	￦	41,621,103	(29,247,905)	(38,918)	12,334,280

(In millions of won)	December 31, 2018
	Acquisition cost		Accumulated depreciation	Accumulated impairment loss	Carrying amount
Land	￦	938,344	—	—	938,344
Buildings		1,670,486	(807,192)	—	863,294
Structures		883,032	(525,537)	(1,456)	356,039
Machinery		32,096,543	(24,922,091)	(27,728)	7,146,724
Other		2,182,960	(1,331,971)	(2,393)	848,596
Construction in progress		565,357	—	—	565,357

	￦	38,336,722	(27,586,791)	(31,577)	10,718,354

Changes in property and equipment
(2)	Changes in property and equipment for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	2019
	Beginning balance		Impact of adopting IFRS 16	Acquisition	Disposal	Transfer	Depreciation	Impairment(*1)	Business Combinations(*2)	Disposal of subsidiaries	Ending balance
Land	￦	938,344	—	3,297	(275)	39,454	—	—	569	—	981,389
Buildings		863,294	—	8,117	(2,886)	52,775	(54,100)	(450)	658	—	867,408
Structures		356,039	—	18,246	(48)	10,582	(36,149)	(1,601)	—	—	347,069
Machinery		7,146,724	—	821,576	(25,791)	2,351,614	(2,319,634)	(33,278)	—	—	7,941,211
Other		848,596	(1,113)	1,443,327	(5,816)	(1,353,999)	(199,106)	(147)	557	—	732,299
Right-of-use assets		—	654,449	618,811	(204,241)	—	(360,606)	—	1,080	(97)	709,396
Construction in progress		565,357	—	1,515,617	(22,338)	(1,303,128)	—	—	—	—	755,508

	￦	10,718,354	653,336	4,428,991	(261,395)	(202,702)	(2,969,595)	(35,476)	2,864	(97)	12,334,280

(*1)	The Group recognized impairment losses for obsolete assets during the year ended December 31, 2019.

(*2)	Includes assets from the Parent Company’s acquisitions of FSK L&S Co., Ltd. and Incross Co., Ltd.

(In millions of won)
	2018
	Beginning balance		Acquisition	Disposal	Transfer	Depreciation	Impairment(*1)	Business Combinations(*2)	Disposal of subsidiaries	Ending balance
Land	￦	862,861	4,734	(7,151)	15,062	—	—	62,838	—	938,344
Buildings		882,650	5,858	(4,313)	25,249	(52,153)	—	6,003	—	863,294
Structures		378,575	9,188	(36)	5,859	(36,091)	(1,456)	—	—	356,039
Machinery		7,079,798	806,520	(74,465)	1,347,320	(2,214,957)	(27,264)	229,772	—	7,146,724
Other		531,057	892,103	(7,408)	(539,068)	(148,223)	—	123,214	(3,079)	848,596
Construction in progress		409,941	1,223,410	(3,906)	(1,078,539)	—	—	14,451	—	565,357

	￦	10,144,882	2,941,813	(97,279)	(224,117)	(2,451,424)	(28,720)	436,278	(3,079)	10,718,354

(*1)	The Group recognized impairment losses for obsolete assets during the year ended December 31, 2018.

(*2)	Includes assets from the Parent Company’s acquisitions of id Quantique SA, Life & Security Holdings Co., Ltd. and SK Infosec Co., Ltd.

Summary of right-of-use assets
(3)	Details of the right-of-use assets as of December 31, 2019 and January 1, 2019 are as follows:

(In millions of won)
	December 31, 2019		January 1, 2019
Buildings, Land and Structures	￦	584,523	512,698
Other		124,873	141,751

	￦	709,396	654,449